Stock-Based Compensation (Details 2)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Offsetting Assets [Line Items]
Expected stock price volatility	49.80%	49.80%	47.80%
Expected life of options (years)	4 years 7 months 13 days	5 years	5 years
Expected dividend yield	0.00%	0.00%	0.00%
Risk free interest rate	2.85%	2.80%	1.90%
Stock options [Member]
Offsetting Assets [Line Items]
Expected stock price volatility	49.80%	49.80%
Expected life of options (years)	5 years 9 months 18 days	5 years
Expected dividend yield	0.00%	0.00%
Risk free interest rate	2.80%	2.90%
Stock- option liability [Member]
Offsetting Assets [Line Items]
Expected stock price volatility	49.80%
Expected life of options (years)	5 years
Expected dividend yield	0.00%
Risk free interest rate	2.50%